Derivative financial liability - current (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Options [Member]
Statement Line Items [Line Items]
Number of shares lapsed	166,058	398,315
Warrant [Member]
Statement Line Items [Line Items]
Number of shares lapsed	489,318	16,664
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Statement Line Items [Line Items]
Share price	£ 0.36	£ 1.18	£ 1.74
Remeasurement of finance income	£ 400	£ 1,170	£ 1,640